COMMITMENTS AND CONTINGENCIES (Details 4)	1 Months Ended			1 Months Ended					12 Months Ended		12 Months Ended	1 Months Ended
	Feb. 28, 2011 GBT item	May 31, 2010 GBT item	May 31, 2012 GBT item	Sep. 30, 2011 Mayfair Wireless, LLC item	Aug. 31, 2011 Brandywine Communications Technologies, LLC item	Jul. 31, 2011 GPNE Corp item	Oct. 31, 2010 Eon Corp. IP Holdings, LLC item	Mar. 31, 2009 MSTG Inc. item	Dec. 31, 2012 Concinnitas LLC item	Dec. 31, 2012 Wi-Lan, Inc. item	Dec. 31, 2012 Barnes and Noble, Inc. item	Jan. 31, 2013 Steelhead Licensing LLC item
COMMITMENTS AND CONTINGENCIES
Number of products against which allegations made by a lawsuit									1
Number of customers against whom a patent litigation lawsuit was filed	2	2		2	1	1	1	1			6	1
Number of lawsuits			2							2
Number of patents-in-suit related to 3G products											2